Financial instruments (Details) - Schedule of net exposure of derivative financial instruments - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Carrying amount	R$ 12,118
Financial instruments	R$ (12,225)
Risk cash and cash equivalents	86.66% of CDI
Financial instruments cash and cash equivalents	R$ 4,210	R$ 2,550
Financial instruments net exposure loss	R$ (8,015)
Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Risk (CDI Increase)	CDI + 1.48% per year
Carrying amount	R$ 1,220
Financial instruments	R$ (1,227)
Borrowings and financing (fixed rate) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Risk (CDI Increase)	TR + 9.80% per year
Carrying amount	R$ 52
Financial instruments	R$ (51)
Borrowings and financing (foreign currency) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Risk (CDI Increase)	USD + 1.06% per year
Carrying amount	R$ 272
Financial instruments	R$ (271)
Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Risk (CDI Increase)	CDI + 1.47% per year
Carrying amount	R$ 10,574
Financial instruments	(10,676)
Scenario (I) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(2,069)
Market projections cash and cash equivalents	574
Market projections net exposure loss	(1,495)
Scenario (I) [Member] | Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(482)
Scenario (I) [Member] | Borrowings and financing (fixed rate) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(56)
Scenario (I) [Member] | Borrowings and financing (foreign currency) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(23)
Scenario (I) [Member] | Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(1,508)
Scenario (II) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(2,174)
Market projections cash and cash equivalents	602
Market projections net exposure loss	(1,572)
Scenario (II) [Member] | Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(493)
Scenario (II) [Member] | Borrowings and financing (fixed rate) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(60)
Scenario (II) [Member] | Borrowings and financing (foreign currency) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(37)
Scenario (II) [Member] | Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(1,584)
Scenario (III) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(2,279)
Market projections cash and cash equivalents	631
Market projections net exposure loss	(1,648)
Scenario (III) [Member] | Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(503)
Scenario (III) [Member] | Borrowings and financing (fixed rate) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(65)
Scenario (III) [Member] | Borrowings and financing (foreign currency) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(52)
Scenario (III) [Member] | Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	R$ (1,659)